SUBSEQUENT EVENTS (Details Narrative) - USD ($)			12 Months Ended
	Jan. 12, 2022	Jan. 10, 2022	Dec. 31, 2020	Dec. 31, 2021
Subsequent Event [Line Items]
Number of shares, Granted			405,334
Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Number of shares, Granted		40,000
Fair value		$ 6,400
Share price		$ 0.16
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Number of shares, Granted		100,000
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 1,467,000
Convertible note, description	At any time after the issue date of the Notes, “the Holders”, have the option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the Notes into shares of our Common Stock at the Conversion Price. The “Conversion Price” is set to $0.25 per share.
Private Placement [Member]
Subsequent Event [Line Items]
Additional investment amount				$ 1,500,000
Private Placement [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 1,467,000